Net Loss Per Share of Common Stock - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Effect of dilutive shares, options	0	0	0
Effect of dilutive shares, warrants	0	0	0